ASSETS HELD FOR SALES (Details) - 12 months ended Sep. 30, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
Assets Held For Sales
Carrying amount of plant and equipment sold		$ 799	¥ 5,652
Cash consideration	¥ 26,000
Transition of Land Use Right and Buildings	5,652
Transition of Land Use Right and Buildings cash consideration received	¥ 20,400